16. DISCONTINUED OPERATIONS: Schedule of Loss attributable to Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Loss attributable to Discontinued Operations

Year ended December 31,
	2019	2018	2017
	$	$	$
Sales	129,776	812,666	1,617,083
Marketing, promotional activities	(27,842)	(317,929)	(1,079,369)
Net Revenue	101,934	494,737	537,714

Cost of Sales	33,481	172,136	290,871
Gross profit (loss)	68,453	322,601	246,843

Expenses
Amortization	6,301	9,266	9,529
Product registration and development	5,458	251,508	242,303
General and administrative	-	40,967	65,404
Selling and marketing	121,405	472,496	622,771
	133,164	774,237	940,007
Other income (expense)
Write-down of inventories	(109,941)	(227,025)	(745,977)
Write-down of equipment	(14,704)	-	-

Net loss from discontinued operations	(189,356)	(678,661)	(1,439,141)